UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22596

Investment Company Act File Number

MSAM Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

MSAM Completion Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 12.6%

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2014-KYO, Class D, 2.167%, 6/11/27(1)(2)	$150	$149,348
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	100	88,551
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(3)	200	210,086
HILT, Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	135	138,642
JPMBB, Series 2014-C19, Class D, 4.678%, 4/15/47(1)(3)	150	144,250
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(3)	100	96,873
JPMBB, Series 2014-C22, Class D, 4.562%, 9/15/47(1)(3)	150	142,554
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(1)(3)	100	92,120
JPMCC, Series 2011-C5, Class D, 5.323%, 8/15/46(1)(3)	150	164,923
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	156,892
UBSC, Series 2011-C1, Class D, 5.888%, 1/10/45(1)(3)	150	173,935
UBSCM, Series 2012-C1, Class D, 5.543%, 5/10/45(1)(3)	150	161,384
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(3)	150	143,728

Total Commercial Mortgage-Backed Securities (identified cost $1,790,134)		$1,863,286

Asset-Backed Securities — 8.7%
Security	Principal Amount (000’s omitted)	Value
Lodging and Gaming — 1.4%
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)	$118	$119,121
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	87	86,257

		$205,378

Other — 1.5%
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(1)	$130	$131,311
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	83	83,241

		$214,552

Single Family Home Rental — 5.8%
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(2)	$100	$98,091
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(1)(2)	100	97,930
ARP, Series 2014-SFR1, Class C, 2.518%, 9/17/31(1)(2)	150	150,074
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(1)(2)	165	162,177
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(2)	100	98,613
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.768%, 6/17/31(1)(2)	160	160,227
SBY, Series 2014-1, Class C, 2.218%, 9/17/31(1)(2)	100	98,919

		$866,031

Total Asset-Backed Securities (identified cost $1,289,957)		$1,285,961

Call Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$2,200	2/6/15	$7
S&P 500 Index	1	2,160	2/13/15	15
S&P 500 Index	1	2,200	2/20/15	15
S&P 500 Index	1	2,165	2/27/15	65
S&P 500 Index	25	2,125	3/20/15	10,375
S&P 500 Index FLEX	4	2,190	2/2/15	0
S&P 500 Index FLEX	4	2,180	2/4/15	0
S&P 500 Index FLEX	4	2,180	2/9/15	0
S&P 500 Index FLEX	4	2,175	2/11/15	1
S&P 500 Index FLEX	1	2,165	2/17/15	3
S&P 500 Index FLEX	2	2,187	2/18/15	3
S&P 500 Index FLEX	2	2,195	2/23/15	9
S&P 500 Index FLEX	2	2,180	2/25/15	21

Total Call Options Purchased (identified cost $59,811)				$10,514

Put Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$1,825	2/6/15	$180
S&P 500 Index	1	1,745	2/13/15	150
S&P 500 Index	1	1,845	2/20/15	680
S&P 500 Index	1	1,775	2/27/15	550
S&P 500 Index FLEX	4	1,780	2/2/15	0
S&P 500 Index FLEX	4	1,790	2/4/15	2
S&P 500 Index FLEX	4	1,805	2/9/15	122
S&P 500 Index FLEX	4	1,770	2/11/15	98
S&P 500 Index FLEX	1	1,770	2/17/15	101
S&P 500 Index FLEX	2	1,810	2/18/15	460
S&P 500 Index FLEX	2	1,840	2/23/15	1,134
S&P 500 Index FLEX	2	1,810	2/25/15	917

Total Put Options Purchased (identified cost $11,341)				$4,394

Short-Term Investments — 78.8%

Description		Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(5)		$11,680		$11,680,203

Total Short-Term Investments (identified cost $11,680,203)				$11,680,203

Total Investments — 100.2% (identified cost $14,831,446)				$14,844,358

Call Options Written — (0.0)%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$2,100	2/6/15	$(22)
S&P 500 Index	1	2,060	2/13/15	(440)
S&P 500 Index	1	2,100	2/20/15	(145)
S&P 500 Index	1	2,065	2/27/15	(900)
S&P 500 Index FLEX	4	2,090	2/2/15	0
S&P 500 Index FLEX	4	2,080	2/4/15	(11)
S&P 500 Index FLEX	4	2,080	2/9/15	(179)
S&P 500 Index FLEX	4	2,075	2/11/15	(410)
S&P 500 Index FLEX	1	2,065	2/17/15	(381)
S&P 500 Index FLEX	2	2,087	2/18/15	(321)
S&P 500 Index FLEX	2	2,095	2/23/15	(384)
S&P 500 Index FLEX	2	2,080	2/25/15	(800)

Total Call Options Written (premiums received $27,119)				$(3,993)

Put Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$1,925	2/6/15	$(1,635)
S&P 500 Index	1	1,845	2/13/15	(420)
S&P 500 Index	1	1,945	2/20/15	(2,155)
S&P 500 Index	1	1,875	2/27/15	(1,345)
S&P 500 Index FLEX	4	1,880	2/2/15	(14)
S&P 500 Index FLEX	4	1,890	2/4/15	(172)
S&P 500 Index FLEX	4	1,905	2/9/15	(1,353)
S&P 500 Index FLEX	4	1,870	2/11/15	(929)
S&P 500 Index FLEX	1	1,870	2/17/15	(510)
S&P 500 Index FLEX	2	1,910	2/18/15	(1,957)
S&P 500 Index FLEX	2	1,940	2/23/15	(3,694)
S&P 500 Index FLEX	2	1,910	2/25/15	(2,858)

Total Put Options Written (premiums received $29,209)				$(17,042)

Other Assets, Less Liabilities — (0.1)%				$(14,075)

Net Assets — 100.0%				$14,809,248

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AH4R	-	American Homes 4 Rent

ARP	-	American Residential Properties Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DROT	-	Diamond Resorts Owner Trust

ESA	-	Extended Stay America Trust

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

OMFIT	-	OneMain Financial Issuance Trust

SBY	-	Silver Bay Realty Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSC	-	UBS-Citigroup Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $3,052,374 or 20.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $4,590.

The Portfolio did not have any open financial instruments at January 31, 2015.

Written options activity for the fiscal year to date ended January 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	74	$67,475
Options written	250	204,569
Options exercised	(48)	(41,622)
Options expired	(218)	(174,094)

Outstanding, end of period	58	$56,328

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. The Portfolio also holds certain purchased call options contracts to enhance returns.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased Options	$14,908	$—
Written Options	—	(21,035)

Total	$14,908	$(21,035)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,761,948

Gross unrealized appreciation	$76,234
Gross unrealized depreciation	(8,732)

Net unrealized appreciation	$67,502

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$1,863,286	$—	$1,863,286
Asset-Backed Securities	—	1,285,961	—	1,285,961
Call Options Purchased	10,477	37	—	10,514
Put Options Purchased	1,560	2,834	—	4,394
Short-Term Investments	—	11,680,203	—	11,680,203
Total Investments	$12,037	$14,832,321	$—	$14,844,358

Liability Description
Call Options Written	$(1,507)	$(2,486)	$—	$(3,993)
Put Options Written	(5,555)	(11,487)	—	(17,042)
Total	$(7,062)	$(13,973)	$—	$(21,035)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAM Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015